INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (1,054)	$ (51)	$ (3,115)	$ (1,922)	$ (2,431)	$ (401)
Basic weighted average number of shares outstanding			27,335,000	13,291,000	13,377	10,767
Net loss per share (basic)			$ (0.11)	$ (0.14)	$ (0.18)	$ (0.04)
Diluted weighted average number of shares outstanding			27,335,000	13,291,000	13,377	10,767
Net loss per share (diluted)			$ (0.11)	$ (0.14)	$ (0.18)	$ (0.04)
Total dilutive instruments			$ 23,092	$ 37,976
Dilutive equity instruments (number of equivalent units):
Dilutive equity instruments (number of equivalent units)					36,739	69,778
Convertible Debt [Member]
Dilutive equity instruments (number of equivalent units):
Dilutive equity instruments (number of equivalent units)			1,092,000	908,000	964	62,095
Preferred Stock [Member]
Dilutive equity instruments (number of equivalent units):
Dilutive equity instruments (number of equivalent units)			6,932,000	17,837,000	18,253	0
Stock Option [Member]
Dilutive equity instruments (number of equivalent units):
Dilutive equity instruments (number of equivalent units)			982,000	2,252,000	1,867	0
Warrants [Member]
Dilutive equity instruments (number of equivalent units):
Dilutive equity instruments (number of equivalent units)			14,086,000	16,979,000	15,655	7,683